SUPPLEMENTAL CASH FLOW INFORMATION (Tables)	12 Months Ended
Dec. 31, 2025
Supplemental Cash Flow Elements [Abstract]
Supplemental Cash Flow Information

Supplemental cash flow information was as follows:

Years Ended December 31,	2025	2024	2023
Interest paid	$697	$969	$10,115
Common stock issued for SIE	$3,133	—	—
Common stock issued for Lashley	$493	—	—
Common stock issued for CSI	—	$752	—
Common stock issued for GWS	—	—	$101,645